INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of information about inventories

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Raw materials	6,281	14,776
Work in progress	1,040	1,103
Finished goods	44,880	149,417
	52,201	165,296

Schedule of analysis of the amount of inventories recognized as an expense and included in profit or loss

The analysis of the amount of inventories recognized as an expense and included in profit or loss is as follows:

	For the years ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	211,292	303,021	443,382
Write down (reversal) of inventories (included in cost of sales)	(2,301)	(56,766)	55,973
	208,991	246,255	499,355